Schedule of Investments (unaudited)
June 30, 2020
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Equity Funds — 100.0%
Master Advantage Large Cap Core Portfolio(a)	$ 2,661,526,717	$ 2,661,526,717
Total Investments — 100.0% (Cost: $2,251,268,384)		2,661,526,717
Liabilities in Excess of Other Assets — (0.0)%		(831,589)
Net Assets — 100.0%		$ 2,660,695,128
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Investment Value Held at 09/30/19	Investment Value Purchased	Investment Value Sold	Investment Value Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
Master Advantage Large Cap Core Portfolio	$2,654,856,128	$6,670,589(b)	$—	$2,661,526,717	$ 2,661,526,717	$ 28,607,736	$ 38,271,414	$ 105,787,577
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net investment value purchased (sold).
BlackRock Advantage Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,661,526,717 and 76.8%, respectively.
The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)
June 30, 2020
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
Boeing Co.	21,908	$ 4,015,736
HEICO Corp.	39,522	3,938,367
Hexcel Corp.	11,835	535,179
L3Harris Technologies, Inc.	14,710	2,495,846
Lockheed Martin Corp.	36,112	13,177,991
Northrop Grumman Corp.	21,838	6,713,875
Spirit AeroSystems Holdings, Inc., Class A	134,526	3,220,552
Teledyne Technologies, Inc.(a)	29,798	9,265,688
		43,363,234
Air Freight & Logistics — 0.3%
FedEx Corp.	11,768	1,650,109
United Parcel Service, Inc., Class B	84,500	9,394,710
		11,044,819
Airlines — 0.3%
Alaska Air Group, Inc.	47,860	1,735,403
Delta Air Lines, Inc.	227,439	6,379,664
Southwest Airlines Co.	40,749	1,392,801
		9,507,868
Auto Components — 0.1%
Dana, Inc.	62,647	763,667
Goodyear Tire & Rubber Co.	217,784	1,948,078
		2,711,745
Automobiles — 0.5%
Tesla, Inc.(a)	17,223	18,597,568
Banks — 3.4%
Bank of America Corp.	886,381	21,051,549
CIT Group, Inc.	95,002	1,969,391
Citigroup, Inc.	115,607	5,907,518
Citizens Financial Group, Inc.	248,590	6,274,412
Comerica, Inc.	8,843	336,918
Cullen/Frost Bankers, Inc.	81,206	6,066,900
East West Bancorp, Inc.	19,535	707,948
First Hawaiian, Inc.	30,117	519,217
First Horizon National Corp.	72,754	724,630
JPMorgan Chase & Co.	379,093	35,657,488
PNC Financial Services Group, Inc.	51,993	5,470,183
Truist Financial Corp.	17,761	666,926
US Bancorp	89,769	3,305,295
Wells Fargo & Co.	1,064,389	27,248,358
Zions Bancorp NA	29,965	1,018,810
		116,925,543
Beverages — 1.8%
Coca-Cola Co.	380,755	17,012,133
Coca-Cola European Partners PLC	27,354	1,032,887
Molson Coors Beverage Co., Class B	109,155	3,750,566
PepsiCo, Inc.	294,174	38,907,453
		60,703,039
Biotechnology — 4.2%
AbbVie, Inc.	450,708	44,250,511
Alexion Pharmaceuticals, Inc.(a)	5,765	647,064
Amgen, Inc.	105,675	24,924,505
Biogen, Inc.(a)	28,022	7,497,286
Bluebird Bio, Inc.(a)	69,876	4,265,231
Gilead Sciences, Inc.	417,234	32,101,984
Moderna, Inc.(a)	31,275	2,008,168
Regeneron Pharmaceuticals, Inc.(a)	13,470	8,400,566
Security	Shares	Value
Biotechnology (continued)
United Therapeutics Corp.(a)	17,621	$ 2,132,141
Vertex Pharmaceuticals, Inc.(a)	61,985	17,994,865
		144,222,321
Building Products — 0.6%
Allegion PLC	199,012	20,343,006
Resideo Technologies, Inc.(a)	87,679	1,027,598
		21,370,604
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	45,129	3,364,818
Ameriprise Financial, Inc.	4,538	680,882
Bank of New York Mellon Corp.	100,310	3,876,982
Charles Schwab Corp.	267,168	9,014,248
CME Group, Inc.	46,409	7,543,319
Evercore, Inc., Class A	11,745	692,015
FactSet Research Systems, Inc.	29,411	9,660,631
Intercontinental Exchange, Inc.	113,709	10,415,744
Moody’s Corp.	9,709	2,667,354
Morgan Stanley	90,840	4,387,572
Northern Trust Corp.	11,097	880,436
S&P Global, Inc.	78,061	25,719,538
State Street Corp.	12,321	783,000
T Rowe Price Group, Inc.	8,116	1,002,326
TD Ameritrade Holding Corp.	31,476	1,145,097
		81,833,962
Chemicals — 1.8%
Air Products & Chemicals, Inc.	46,217	11,159,557
DuPont de Nemours, Inc.	8,018	425,996
Ecolab, Inc.	141,765	28,204,147
Linde PLC	22,229	4,714,993
LyondellBasell Industries NV, Class A	35,617	2,340,749
Mosaic Co.	190,634	2,384,832
PPG Industries, Inc.	39,648	4,205,067
Sherwin-Williams Co.	15,646	9,041,041
		62,476,382
Commercial Services & Supplies — 0.3%
Cintas Corp.	28,852	7,685,019
Copart, Inc.(a)	28,772	2,395,844
		10,080,863
Communications Equipment — 1.6%
Ciena Corp.(a)	94,827	5,135,830
Cisco Systems, Inc.	1,103,417	51,463,369
InterDigital, Inc.	9	510
Motorola Solutions, Inc.	4,291	601,298
		57,201,007
Construction & Engineering — 0.2%
EMCOR Group, Inc.	28,032	1,854,037
Fluor Corp.	61,213	739,453
MasTec, Inc.(a)	89,177	4,001,372
Quanta Services, Inc.	20,280	795,584
		7,390,446
Consumer Finance — 0.7%
Ally Financial, Inc.	359,328	7,125,474
American Express Co.	115,183	10,965,422
Capital One Financial Corp.	20,197	1,264,130
LendingTree, Inc.(a)	13,523	3,915,314
		23,270,340
Containers & Packaging — 0.2%
Westrock Co.	252,581	7,137,939

Schedule of Investments (unaudited)  (continued)
June 30, 2020
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services — 0.2%
frontdoor, Inc.(a)	43,746	$ 1,939,260
Grand Canyon Education, Inc.(a)	13,102	1,186,124
H&R Block, Inc.	327,403	4,675,315
		7,800,699
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)(b)	320,834	57,272,077
Diversified Telecommunication Services — 1.2%
AT&T Inc.	662,219	20,018,881
CenturyLink, Inc.	311,043	3,119,761
Verizon Communications, Inc.	314,818	17,355,916
		40,494,558
Electric Utilities — 1.7%
Alliant Energy Corp.	44,250	2,116,920
Eversource Energy	194,283	16,177,945
IDACORP, Inc.	72,047	6,294,746
NextEra Energy, Inc.	72,085	17,312,654
Pinnacle West Capital Corp.	60,906	4,463,801
Xcel Energy, Inc.	226,631	14,164,438
		60,530,504
Electrical Equipment — 0.7%
AMETEK, Inc.	181,568	16,226,732
Hubbell, Inc.	71,464	8,958,727
		25,185,459
Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	32,458	905,091
CDW Corp.	53,280	6,190,070
National Instruments Corp.	364,118	14,095,008
TE Connectivity Ltd.	5,361	437,190
		21,627,359
Energy Equipment & Services — 0.2%
Baker Hughes Co.	20,051	308,585
ChampionX Corp.(a)	269,548	2,630,788
Schlumberger Ltd.	167,212	3,075,029
TechnipFMC PLC(b)	39,241	268,408
		6,282,810
Entertainment — 1.0%
Activision Blizzard, Inc.	37,437	2,841,468
Cinemark Holdings, Inc.	59,444	686,578
Electronic Arts, Inc.(a)	24,875	3,284,744
Netflix, Inc.(a)	49,970	22,738,349
Walt Disney Co.	18,730	2,088,582
Zynga, Inc., Class A(a)	422,050	4,026,357
		35,666,078
Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	19,008	3,084,048
American Tower Corp.	58,323	15,078,829
AvalonBay Communities, Inc.	20,399	3,154,501
Boston Properties, Inc.	142,097	12,842,727
Camden Property Trust	4,654	424,538
Equity Residential	118,788	6,987,110
Host Hotels & Resorts, Inc.	299,273	3,229,156
Invitation Homes, Inc.	94,056	2,589,362
Lamar Advertising Co., Class A	23,350	1,558,846
Macerich Co.(b)	224,781	2,016,286
National Retail Properties, Inc.	19,923	706,868
Outfront Media, Inc.	174,183	2,468,173
Park Hotels & Resorts, Inc.	545,934	5,399,287
Prologis, Inc.	161,319	15,055,902
Realty Income Corp.	19,222	1,143,709
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust	312,825	$ 2,953,068
Service Properties Trust	89,058	631,421
Simon Property Group, Inc.	61,250	4,188,275
UDR, Inc.	21,386	799,409
Ventas, Inc.	24,870	910,739
Welltower, Inc.	26,412	1,366,821
		86,589,075
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	160,338	48,616,085
Performance Food Group Co.(a)	86,260	2,513,617
Sprouts Farmers Market, Inc.(a)	50,736	1,298,334
		52,428,036
Food Products — 1.4%
General Mills, Inc.	411,547	25,371,872
Hershey Co.	161,466	20,929,223
Lamb Weston Holdings, Inc.	19,270	1,231,931
Mondelez International, Inc., Class A	17,336	886,390
		48,419,416
Gas Utilities — 0.3%
Southwest Gas Holdings, Inc.	111,076	7,669,798
UGI Corp.	38,766	1,232,759
		8,902,557
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	212,404	19,420,098
Cantel Medical Corp.	41,701	1,844,435
Danaher Corp.	33,444	5,913,903
DENTSPLY SIRONA, Inc.	42,648	1,879,071
Edwards Lifesciences Corp.(a)	278,822	19,269,388
Envista Holdings Corp.(a)	19,715	415,789
Hologic, Inc.(a)	150,700	8,589,900
IDEXX Laboratories, Inc.(a)	23,911	7,894,456
Intuitive Surgical, Inc.(a)	961	547,607
Medtronic PLC	95,147	8,724,980
SmileDirectClub, Inc.(a)(b)	112,832	891,373
Stryker Corp.	94,223	16,978,042
		92,369,042
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	39,971	4,027,878
AMN Healthcare Services, Inc.(a)(b)	18,434	833,954
Anthem, Inc.	61,845	16,263,998
Cardinal Health, Inc.	16,977	886,030
Cigna Corp.	39,839	7,475,788
CVS Health Corp.	285,037	18,518,854
HCA Healthcare, Inc.	25,049	2,431,256
McKesson Corp.	48,420	7,428,596
Quest Diagnostics, Inc.	4,409	502,450
UnitedHealth Group, Inc.	139,180	41,051,141
		99,419,945
Health Care Technology — 0.4%
Teladoc Health, Inc.(a)	25,116	4,793,137
Veeva Systems, Inc., Class A(a)	38,944	9,129,253
		13,922,390
Hotels, Restaurants & Leisure — 1.6%
Boyd Gaming Corp.	103,487	2,162,878
Chipotle Mexican Grill, Inc.(a)	3,994	4,203,126
Choice Hotels International, Inc.(b)	42,862	3,381,812
Darden Restaurants, Inc.	58,643	4,443,380
Domino’s Pizza, Inc.	15,565	5,750,334
Extended Stay America, Inc.	401,482	4,492,584

Schedule of Investments (unaudited)  (continued)
June 30, 2020
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC	63,246	$ 562,889
Las Vegas Sands Corp.	32,023	1,458,327
McDonald’s Corp.	84,797	15,642,503
MGM Resorts International(b)	30,804	517,507
Penn National Gaming, Inc.(a)	37,240	1,137,310
Texas Roadhouse, Inc.	71,415	3,754,286
Vail Resorts, Inc.	8,240	1,500,916
Yum! Brands, Inc.	77,003	6,692,331
		55,700,183
Household Durables — 0.0%
DR Horton, Inc.	20,327	1,127,132
Household Products — 1.9%
Church & Dwight Co., Inc.	135,159	10,447,791
Clorox Co.	68,928	15,120,735
Colgate-Palmolive Co.	16,848	1,234,285
Procter & Gamble Co.	322,441	38,554,270
		65,357,081
Industrial Conglomerates — 1.0%
3M Co.	21,568	3,364,392
General Electric Co.	79,678	544,201
Honeywell International, Inc.	138,419	20,014,003
Roper Technologies, Inc.	27,024	10,492,338
		34,414,934
Insurance — 1.9%
Arthur J. Gallagher & Co.	82,131	8,006,951
Brown & Brown, Inc.	25,518	1,040,114
Cincinnati Financial Corp.	189,734	12,148,668
First American Financial Corp.	77,884	3,739,990
Globe Life, Inc.	100,618	7,468,874
Lincoln National Corp.	34,451	1,267,452
Marsh & McLennan Cos., Inc.	53,964	5,794,115
MetLife, Inc.	66,082	2,413,315
Progressive Corp.	20,444	1,637,769
Prudential Financial, Inc.	236,521	14,404,129
Travelers Cos., Inc.	12,510	1,426,765
Unum Group	114,981	1,907,535
Willis Towers Watson PLC	14,350	2,826,232
WR Berkley Corp.	31,444	1,801,427
		65,883,336
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A(a)	46,466	65,891,111
Alphabet, Inc., Class C(a)	34,557	48,850,121
Facebook, Inc., Class A(a)	188,626	42,831,306
Twitter, Inc.(a)	227,347	6,772,667
Yelp, Inc.(a)	68,522	1,584,914
		165,930,119
Internet & Direct Marketing Retail — 5.3%
Amazon.com, Inc.(a)	62,979	173,747,725
eBay, Inc.	122,212	6,410,019
Etsy, Inc.(a)	9,924	1,054,226
Grubhub, Inc.(a)(b)	10,740	755,022
Wayfair, Inc., Class A(a)	10,137	2,003,173
		183,970,165
IT Services — 5.3%
Accenture PLC, Class A	14,497	3,112,796
Amdocs Ltd.	72,281	4,400,467
Automatic Data Processing, Inc.	200,255	29,815,967
Broadridge Financial Solutions, Inc.	8,216	1,036,777
Cognizant Technology Solutions Corp., Class A	8,870	503,993
Security	Shares	Value
IT Services (continued)
Fiserv, Inc.(a)	65,943	$ 6,437,356
Jack Henry & Associates, Inc.	24,899	4,582,163
Mastercard, Inc., Class A	126,023	37,265,001
Paychex, Inc.	256,472	19,427,754
PayPal Holdings, Inc.(a)	254,576	44,354,777
Visa, Inc., Class A	163,390	31,562,046
		182,499,097
Leisure Products — 0.0%
Peloton Interactive, Inc., Class A(a)	6,532	377,354
Life Sciences Tools & Services — 0.1%
Mettler-Toledo International, Inc.(a)	1,673	1,347,685
Thermo Fisher Scientific, Inc.	6,443	2,334,557
		3,682,242
Machinery — 1.9%
AGCO Corp.	24,793	1,375,020
Deere & Co.	32,896	5,169,606
Fortive Corp.	16,980	1,148,867
IDEX Corp.	42,900	6,779,916
Illinois Tool Works, Inc.	56,484	9,876,227
Middleby Corp.(a)	47,914	3,782,331
Oshkosh Corp.	194,610	13,937,968
PACCAR, Inc.	215,510	16,130,924
Snap-on, Inc.	39,706	5,499,678
Xylem, Inc.	30,028	1,950,619
		65,651,156
Media — 1.7%
AMC Networks, Inc., Class A(a)	127,914	2,991,909
Comcast Corp., Class A	352,780	13,751,364
Discovery, Inc., Class A(a)(b)	334,179	7,051,177
Interpublic Group of Cos., Inc.	952,759	16,349,344
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	9,987	344,751
Sirius XM Holdings, Inc.(b)	2,871,834	16,857,666
ViacomCBS, Inc., Class B	56,821	1,325,066
		58,671,277
Metals & Mining — 0.2%
Alcoa Corp.(a)	243,274	2,734,400
Reliance Steel & Aluminum Co.	36,858	3,498,930
		6,233,330
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.	124,371	626,830
Multiline Retail — 0.3%
Macy’s, Inc.(b)	369,624	2,543,013
Target Corp.	79,879	9,579,889
		12,122,902
Multi-Utilities — 0.7%
Ameren Corp.	91,753	6,455,741
Avista Corp.	10,875	395,741
CMS Energy Corp.	50,828	2,969,372
Consolidated Edison, Inc.	127,566	9,175,822
DTE Energy Co.	50,021	5,377,258
Public Service Enterprise Group, Inc.	6,335	311,429
		24,685,363
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	117,904	10,520,574
Concho Resources, Inc.	19,554	1,007,031
ConocoPhillips	178,205	7,488,174
Continental Resources, Inc.	224,632	3,937,799
EOG Resources, Inc.	234,385	11,873,944

Schedule of Investments (unaudited)  (continued)
June 30, 2020
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	104,176	$ 4,658,751
Marathon Oil Corp.	847,158	5,184,607
Marathon Petroleum Corp.	19,138	715,378
PBF Energy, Inc., Class A	34,025	348,416
Pioneer Natural Resources Co.	7,199	703,342
Suncor Energy, Inc.	193,322	3,259,409
Valero Energy Corp.	92,926	5,465,907
Williams Cos., Inc.	287,674	5,471,560
		60,634,892
Paper & Forest Products — 0.1%
Domtar Corp.	218,447	4,611,416
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	255,859	15,044,509
Elanco Animal Health, Inc.(a)	48,898	1,048,862
Eli Lilly and Co.	56,472	9,271,573
Johnson & Johnson	223,327	31,406,476
Merck & Co., Inc.	557,570	43,116,888
Mylan NV(a)(b)	177,541	2,854,859
Pfizer, Inc.	511,571	16,728,372
Zoetis, Inc.	132,367	18,139,574
		137,611,113
Professional Services — 0.4%
IHS Markit Ltd.	63,311	4,779,980
Insperity, Inc.	12,493	808,672
Robert Half International, Inc.	149,794	7,913,617
		13,502,269
Road & Rail — 0.9%
AMERCO	11,832	3,575,512
CSX Corp.	74,819	5,217,877
Landstar System, Inc.	69,535	7,809,476
Lyft, Inc., Class A(a)	13,602	449,002
Norfolk Southern Corp.	35,385	6,212,545
Union Pacific Corp.	43,632	7,376,862
		30,641,274
Semiconductors & Semiconductor Equipment — 4.7%
Applied Materials, Inc.	262,407	15,862,503
Cirrus Logic, Inc.(a)	128,789	7,956,584
Intel Corp.	695,409	41,606,321
Lam Research Corp.	41,757	13,506,719
Maxim Integrated Products, Inc.	16,562	1,003,823
NVIDIA Corp.	142,489	54,132,996
Skyworks Solutions, Inc.	94,704	12,108,853
Texas Instruments, Inc.	110,502	14,030,439
Xilinx, Inc.	16,987	1,671,351
		161,879,589
Software — 10.3%
Adobe, Inc.(a)	86,763	37,768,802
Atlassian Corp. PLC, Class A(a)	33,664	6,068,609
Citrix Systems, Inc.	36,723	5,431,699
Cloudflare, Inc., Class A(a)	105,248	3,783,666
DocuSign, Inc.(a)	38,672	6,659,705
HubSpot, Inc.(a)	17,123	3,841,545
Intuit, Inc.	55,176	16,342,579
Microsoft Corp.	1,055,254	214,754,742
New Relic, Inc.(a)	23,280	1,603,992
RingCentral, Inc., Class A(a)(b)	25,487	7,264,050
salesforce.com, Inc.(a)	98,586	18,468,115
ServiceNow, Inc.(a)	11,097	4,494,951
Slack Technologies, Inc., Class A(a)	145,175	4,513,491
Smartsheet, Inc., Class A(a)	77,149	3,928,427
Security	Shares	Value
Software (continued)
VMware, Inc., Class A(a)	6,311	$ 977,321
Workday, Inc., Class A(a)	23,146	4,336,635
Zendesk, Inc.(a)	32,348	2,863,768
Zoom Video Communications, Inc., Class A(a)	32,312	8,192,384
Zscaler, Inc.(a)	39,865	4,365,218
		355,659,699
Specialty Retail — 2.7%
Best Buy Co., Inc.	62,991	5,497,225
Home Depot, Inc.	218,488	54,733,429
Lowe’s Cos., Inc.	215,717	29,147,681
TJX Cos., Inc.	109,658	5,544,308
		94,922,643
Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	430,826	157,165,325
HP, Inc.	171,368	2,986,944
NetApp, Inc.	32,686	1,450,278
		161,602,547
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.(a)	13,032	4,066,114
NIKE, Inc., Class B	227,535	22,309,807
Ralph Lauren Corp.	14,175	1,027,971
VF Corp.	14,828	903,618
		28,307,510
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	120,021	982,972
Tobacco — 0.0%
Altria Group, Inc.	32,593	1,279,275
Trading Companies & Distributors — 0.2%
GATX Corp.	127,514	7,775,804
WW Grainger, Inc.	1,124	353,116
		8,128,920
Water Utilities — 0.7%
American Water Works Co., Inc.	178,957	23,024,608
Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	343,462	6,828,024
United States Cellular Corp.(a)	129,200	3,988,404
		10,816,428
Total Common Stocks — 96.9% (Cost: $2,809,400,002)		3,355,285,341
Rights
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR(a)	87,067	311,700
Total Rights — 0.0% (Cost: $200,254)		311,700
Total Long-Term Investments — 96.9% (Cost: $2,809,600,256)		3,355,597,041
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%(c)(d)	99,120,916	99,120,916
SL Liquidity Series, LLC, Money Market Series, 0.50%(c)(d)(e)	25,757,153	25,777,759
		124,898,675

Schedule of Investments (unaudited)  (continued)
June 30, 2020
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Time Deposits — 0.0%
United States — 0.0%
BNP Paribas S.A., 0.10%, 07/01/20 (Cost: $485,276)	USD	485	$ 485,276
Total Short-Term Securities — 3.6% (Cost: $125,362,559)			125,383,951
Total Investments — 100.5% (Cost: $2,934,962,815)			3,480,980,992
Liabilities in Excess of Other Assets — (0.5)%			(17,617,476)
Net Assets — 100.0%			$ 3,463,363,516
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Portfolio during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	38,261,121	60,859,795(b)	—	99,120,916	$ 99,120,916	$ 282,297	$ 69	$ —
SL Liquidity Series, LLC, Money Market Series	9,759,892	15,997,261(b)	—	25,757,153	25,777,759	194,399(c)	30,632	21,201
					$ 124,898,675	$ 476,696	$ 30,701	$ 21,201
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
S&P	Standard & Poor’s
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	718	09/18/20	$ 110,938	$ 2,266,161

Schedule of Investments (unaudited)  (continued)
June 30, 2020
Master Advantage Large Cap Core Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.
Certain investments of the Master Portfolio were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,355,285,341	$ —	$ —	$ 3,355,285,341
Rights	311,700	—	—	311,700
Short-Term Securities
Money Market Funds	99,120,916	—	—	99,120,916
Time Deposits	—	485,276	—	485,276
	$ 3,454,717,957	$ 485,276	$ —	3,455,203,233
Investments Valued at NAV(a)				25,777,759
				$ 3,480,980,992
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 2,266,161	$ —	$ —	$ 2,266,161
The breakdown of the Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Certain investments of the Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.